Initial Public Offering and Over-Allotment	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Initial Public Offering and Over-Allotment
Initial Public Offering and Over-Allotment

Note 3 — Initial Public Offering and Over-Allotment

Pursuant to the IPO, the Company sold 11,000,000 units at a price of $10.00 per Unit for aggregate purchase price of $110,000,000. Each Unit consists of one Ordinary Share (such Ordinary Shares included in the Units being offered, the “Public Shares”), and one redeemable warrant (each, a “Public Warrant”). Each Public Warrant entitles the holder to purchase one share of Ordinary Shares at a price of $11.50 per share, subject to adjustment (see Note 8).

Thirteen qualified institutional buyers or institutional accredited investors which are not affiliated with the Company, the Sponsor, the Company’s directors, or any member of the Company’s management (the “anchor investors”), have each purchased units in the IPO at varying amounts not exceeding 9.9% of the units subject to the IPO. Upon each anchor investor purchasing the full amount of Units it had expressed an interest in, the anchor investors collectively own approximately 11% of the outstanding shares following the

IPO, which includes the Founder Shares purchased by the anchor investors, and the Sponsor owns approximately 19% of the outstanding shares following the IPO (see Note 5).

On August 30, 2021, the underwriters notified the Company of their intention to partially exercise their over-allotment option and partially exercised 1,500,000 Units and the remaining Units went un-exercised on expiry of 45 days. Accordingly, on September 1, 2021, the Company consummated the sale of an additional 1,500,000 Units to the public, at $10.00 per Unit for an aggregate purchase price of $15,000,000.

Note 3 — Initial Public Offering and Over-Allotment

Pursuant to the IPO, the Company sold 11,000,000 units at a price of $10.00 per Unit for aggregate purchase price of $110,000,000. Each Unit consists of one Ordinary shares (such shares of Ordinary shares included in the Units being offered, the “Public Shares”), and one redeemable warrant (each, a “Public Warrant”). Each Public Warrant entitles the holder to purchase one share of Ordinary shares at a price of $11.50 per share, subject to adjustment (see Note 7).

Thirteen qualified institutional buyers or institutional accredited investors which are not affiliated with the Company, the Sponsor, the Company’s directors, or any member of the Company’s management (the “anchor investors”), have each purchased units in the IPO at varying amounts not exceeding 9.9% of the units subject to the IPO. Upon each anchor investor purchasing the full amount of Units it had expressed an interest in, the anchor investors collectively own approximately 11% of the outstanding shares following the IPO, which includes the Founder Shares purchased by the anchor investors, and the Sponsor owns approximately 19% of the outstanding shares following the IPO (see Note 5).

On August 30, 2021, the underwriters notified the Company of their intention to partially exercise their over-allotment option and partially exercised 1,500,000 Units and the remaining Units went un-exercised on expiry of 45 days. Accordingly, on September 1, 2021, the Company consummated the sale of an additional 1,500,000 Units to the public, at $10.00 per Unit for an aggregate purchase price of $15,000,000.